Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability	₪ 5,944	$ 1,639	₪ 5,481
Fair value of unrecognized asset	48	13	50
Fair value of plan assets - accumulated deposit in executive insurance	(4,937)	(1,361)	(4,653)
Net liability deriving from defined benefit obligation	₪ 1,055	$ 291	₪ 878